RELATED PARTIES BALANCES AND TRANSACTIONS (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended
	Jan. 19, 2024	Aug. 28, 2021	Nov. 30, 2023	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023	Jul. 31, 2023
Related Party Transaction [Line Items]
Due from related party				$ 0		$ 0		$ 54,134
Liability	220,909
Common stock	220,909
Liability forgiven			$ 24,953
Compensation expenses				56,400	$ 60,000	176,400	$ 60,000
General and administrative expenses				134,473	157,909	389,899	191,184
Office Space Sharing Agreement [Member]
Related Party Transaction [Line Items]
General and administrative expenses				0	5,648	0	14,727
Adjustment to additional paid in capital				$ 0	$ 5,648	$ 0	$ 14,727
RQS Capital [Member]
Related Party Transaction [Line Items]
Due from related party								$ 54,167
Shufang Gao [Member]
Related Party Transaction [Line Items]
Office space sharing related parties percentage		60.00%
Ying Deng [Member]
Related Party Transaction [Line Items]
Office space sharing related parties percentage		30.00%